Related Parties (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Payments of related party			$ 1,100,394
Consulting expense, related party	$ 68,262	$ 0	25,985	$ 0
Accounts payable, related party	$ 0		$ 1,500	$ 0
Contract Services Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate	10.00%		10.00%
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, description	The Company entered into a Consulting Agreement with Massagewave, Inc., owned and controlled by Steve Howe, to assist with business development and administrative activities. The agreement was entered into on May 1, 2018 and had required monthly payments of $15,000 per month. The agreement expired on April 30, 2020, with renewal options. The agreement was renewed under the same terms and conditions and will expire April 30, 2023. The Company incurred consulting expense, related party of $68,262 and $0 as of December 31, 2021, and 2020, respectively. The due to and due from accounts are to various investors and related parties above for business related activities		The Company entered into a Consulting Agreement with Massagewave, Inc, owned and controlled by Steve Howe, to assist with business development and administrative activities. The agreement was entered into on May 1, 2018 and had required monthly payments of $15,000 per month. The agreement expired on April 30, 2020 with renewal options. The Company incurred consulting expense, related party of $25,985 and $-0- as of March 31, 2021 and 2020, respectively. The Company also has an accounts payable, related party balance of $1,500 and $-0- as of March 31, 2021 and 2020, respectively. The due to and due from accounts are to various investors and related parties above for business related activities.
Agreement expires date	Apr. 30, 2020		Apr. 30, 2020
Consulting Agreement [Member] | Massagewave Inc [Member]
Related Party Transaction [Line Items]
Payments of related party	$ 15,000		$ 15,000